ASSETS HELD FOR SALE, LIABILITIES ASSOCIATED WITH ASSETS HELD FOR SALE, AND INSURANCE PROCEEDS (Tables)	12 Months Ended
Dec. 31, 2012
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Schedule of Assets and liabilities Held for Sale
Assets and liabilities held for sale at December 31, 2012 were comprised of the following:

December 31,
(Dollars in thousands)	2012
Property, plant, and equipment, net (1)	$12,124
Reforestation (1)	12,743
Assets held for sale	$24,867
Asset retirement obligations	$176
Liabilities related to assets held for sale	$176
(1) Recorded at carrying value as the expected proceeds less costs to sell exceed carrying value.